Revenue from contracts with customers	9 Months Ended
Sep. 30, 2022
Revenue from contracts with customers
Revenue from contracts with customers

25.Revenue from contracts with customers

	Nine-month period ended September 30,
	2022	2021

	(Unaudited)
National sales
Mid-distillates (1)	28,031,166	11,431,003
Gasolines (1)	20,610,595	10,337,295
Natural gas (2)	3,016,677	2,280,859
Services	2,643,135	2,127,151
Electric power transmission services (3)	1,934,461	156,362
Plastic and rubber	1,216,431	1,185,041
L.P.G. and propane	807,235	613,302
Asphalts	634,240	446,739
Fuel gas Service	621,349	537,301
Roads and construction services (3)	255,736	22,607
Aromatics	242,045	176,646
Polyethylene	220,975	272,295
Crude oil	214,587	136,644
Fuel oil	4,499	20,920
Other income – Gas contracts	2,679	5,527
Other products	506,575	284,853
Cash flow hedging (4)	—	(8)
	60,962,385	30,034,537
Foreign sales
Crude oil (2)	43,946,601	22,608,325
Diesel	1,896,842	2,935,295
Roads and construction services (3)	3,209,685	274,729
Electric power transmission services (3)	3,750,829	505,048
Fuel oil	3,628,416	1,634,934
Plastic and rubber	1,621,076	1,558,910
L.P.G. and propane	242,581	58,079
Natural gas	189,665	39,172
Gasolines	157,685	—
Cash flow hedging (4)	(968,534)	(231,014)
Other products (5)	1,261,563	667,793
	58,936,409	30,051,271
	119,898,794	60,085,808
(1)	Includes the value corresponding to the application of Resolution 180522 of March 29, 2010, and other regulations that modify and add to it (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of regular motor gasoline and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative). As of September 30, 2022, the value recognized for price differential corresponds to $26,584,199 (2021: $6,916,763).
(2)	With the implementation of the IAS 16 Amendment on the management of the sale of products obtained in the project stage or extensive tests mandatory as of January 1, 2022, the Group recognizes as of that date, the income received from the product of the sale of hydrocarbons in the stage prior to their declaration of commerciality of the oil fields. The cost related to these revenues is disclosed in Note 26 – Cost of sales. As of September 30, 2022, the value recognized for extensive tests is as follows: natural gas for national sales $34,197 and crude oil for foreign sales $104,493.
(3)	Corresponds to the income derived from the energy transmission and road concession contracts of Interconexión Eléctrica S.A. E.S.P.
(4)	Includes the result of hedges for future exports (Note 30.3) for $(576,875) (2021: (151,791)) and operations with derivative financial instruments for $(391,659) (2021: (79,231)).
(5)	Includes income from telecommunications services provided by Interconexión Eléctrica S.A. E.S.P. and the sale of asphalt, and other products by other Group Companies.